Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–145.24%(a)
Alabama–2.33%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$245	$236,431
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,445	1,574,013
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,030	1,123,222
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(c)(d)	5.50%	01/01/2043	2,525	1,414,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	4,273,022
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,520	1,547,821
Series 2024 A, RB	5.00%	11/01/2035	1,705	1,795,180
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,430	1,544,955
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	835	854,081
				14,362,725
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	388,463
Arizona–3.21%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	94	90,916
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,215	1,219,708
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	490,956
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	255	259,348
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,082,764
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,155,179
Series 2017, Ref. RB	5.00%	11/15/2045	905	787,147
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	230	232,194
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	3,070	3,342,821
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	365	358,432
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,215	1,214,986
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,440	3,794,269
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	785	854,752
Series 2007, RB	5.00%	12/01/2037	3,520	3,896,948
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB(b)(g)	5.00%	01/02/2025	1,000	1,001,301
				19,781,721
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	651,848
California–14.82%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	1,250	1,128,528
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,695	1,396,696
Series 2023, GO Bonds(i)	5.25%	09/01/2053	3,440	3,882,264
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,580	2,801,338
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	11,260	1,174,793
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$35	$35,673
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,700	334,250
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,470	4,843,522
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2024 A, RB	5.25%	12/01/2049	1,430	1,595,841
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	4,238,796
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,512
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,093	4,088,711
Series 2023-1, RB	4.38%	09/20/2036	846	883,374
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	170	171,028
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,433,820
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(j)	5.00%	12/31/2036	1,700	1,756,766
Series 2018 A, RB(j)	5.00%	12/31/2047	2,055	2,084,243
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	255	236,443
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(j)	5.00%	07/01/2027	785	785,726
Series 2012, RB(e)(j)	5.00%	07/01/2030	225	225,178
Series 2012, RB(e)(j)	5.00%	07/01/2037	2,340	2,341,145
Series 2012, RB(e)(j)	5.00%	11/21/2045	2,730	2,730,352
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,025	1,035,864
California State University; Series 2019 A, RB(i)	5.00%	11/01/2049	2,160	2,295,540
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,369,402
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	850	650,250
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	500	500,070
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	885	893,319
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,570	176,265
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(j)	5.50%	05/15/2036	1,775	2,005,451
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB(j)	5.00%	05/15/2043	1,250	1,299,464
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,385	2,565,772
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	1,260	1,359,182
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	750	803,269
Series 2009 B, RB	6.50%	11/01/2039	595	774,224
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,055	2,071,152
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,125	3,203,511
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(f)	4.25%	08/01/2049	3,000	3,073,086
Regents of the University of California Medical Center;
Series 2022 P, RB(i)(l)	4.00%	05/15/2053	5,545	5,600,997
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,948,133
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,255	1,265,118
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,100	2,103,479
Series 2021 A, RB	5.00%	07/01/2056	2,045	2,196,501
Series 2023 B, RB(j)	5.00%	07/01/2048	2,580	2,745,201
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB(j)	4.00%	05/01/2039	475	474,993
Series 2016, RB(j)	5.00%	05/01/2046	5,000	5,044,895
Series 2019 E, RB(j)	5.00%	05/01/2038	690	724,483
Series 2019 E, RB(j)	5.00%	05/01/2050	2,400	2,477,243
Series 2021 A, Ref. RB(j)	5.00%	05/01/2036	620	667,233
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,560	1,413,071
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	$1,400	$1,501,227
				91,411,394
Colorado–6.04%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,440	2,461,600
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	832,897
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	1,017,179
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	635	697,503
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,715	1,684,310
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	657,440
Series 2022, RB	6.50%	12/01/2053	600	625,073
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	732,317
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,801,502
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,750	3,907,780
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,595,079
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	415	401,309
Series 2007 A, RB	5.30%	07/01/2037	100	84,663
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	945,222
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	500,296
Denver (City & County of), CO;
Series 2018 A, Ref. RB(j)	5.00%	12/01/2048	1,795	1,843,577
Series 2018 A, Ref. RB(j)	5.25%	12/01/2048	1,650	1,717,049
Series 2018 A-2, RB(h)	0.00%	08/01/2033	2,300	1,628,856
Series 2022 A, RB(j)	5.00%	11/15/2036	970	1,057,454
Series 2022 A, RB(j)	5.00%	11/15/2047	2,545	2,694,933
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	439,853
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	550	504,282
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,015	2,044,812
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	773	720,021
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	585	633,059
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	795,935
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	673,287
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	435,670
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	883,357
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	598,940
Series 2023, GO Bonds	8.00%	12/15/2035	730	731,335
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	400,111
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,105	1,526,967
				37,273,668
District of Columbia–3.73%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,700	1,850,997
Series 2023 A, RB	5.25%	05/01/2048	2,535	2,821,335
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	692,279
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(m)	0.73%	10/01/2054	3,200	3,200,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,409,617
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(j)	5.00%	10/01/2042	$2,740	$2,803,859
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,626,130
Series 2021 A, Ref. RB(j)	4.00%	10/01/2041	1,425	1,425,380
Series 2023 A, Ref. RB(j)	5.25%	10/01/2042	1,335	1,455,805
Series 2023 A, Ref. RB(j)	5.25%	10/01/2043	1,170	1,271,524
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,220	2,444,647
				23,001,573
Florida–12.59%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	1,075	774,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	491,625
Broward (County of), FL;
Series 2019 A, RB(j)	4.00%	10/01/2049	770	742,355
Series 2022 A, RB	4.00%	10/01/2047	3,720	3,724,510
Series 2022, RB	5.00%	01/01/2047	1,715	1,850,610
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,535,599
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,270	1,430,800
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,230)(c)(d)(e)	7.75%	05/15/2035	1,000	12,890
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,420	1,458,682
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,264,662
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(j)	12.00%	07/15/2028	790	843,127
Series 2024, Ref. RB(j)	5.00%	07/01/2041	850	866,900
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.00%	07/01/2044	2,600	2,724,989
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2047	1,050	1,113,682
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2053	860	904,494
Series 2024, Ref. RB(j)	5.50%	07/01/2053	850	887,501
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,520	1,714,518
Series 2024, RB(i)	5.50%	09/01/2053	2,565	2,893,249
Gainesville (City of), FL;
Series 2019 A, RB(b)(g)	5.00%	10/01/2029	5	5,498
Series 2019 A, RB	5.00%	10/01/2047	1,245	1,317,785
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	84	84,107
Greater Orlando Aviation Authority;
Series 2017 A, RB(j)	5.00%	10/01/2052	1,805	1,829,206
Series 2019 A, RB(j)	4.00%	10/01/2044	2,250	2,231,338
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,771,311
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(j)	5.00%	10/01/2048	2,585	2,652,119
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	3,410	3,791,181
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,535	2,851,901
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	1,265	1,403,969
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	671,887
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	293,764
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	1,079,718
Lee (County of), FL;
Series 2021 B, RB(j)	5.00%	10/01/2034	1,060	1,137,463
Series 2022, RB	5.25%	08/01/2049	1,705	1,838,693
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	2,020	2,182,811
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,183,795
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	$3,375	$3,376,199
Series 2022 A, Ref. RB(j)	5.25%	10/01/2052	510	545,563
Series 2023 A, Ref. RB(j)	5.00%	10/01/2047	2,180	2,300,117
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	2,565	2,567,649
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,747,973
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,390	2,560,898
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	140	140,312
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2050	2,000	570,021
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	460	117,839
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	455	110,398
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	390	89,564
Reunion East Community Development District; Series 2005, RB(c)(n)	5.80%	05/01/2036	348	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,313,081
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	837,672
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	1,149	528,637
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,733
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,377,829
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	5,790	1,867,613
				77,613,376
Georgia–2.20%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(l)	4.00%	07/01/2044	3,405	3,406,571
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,205,490
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,003,108
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,260	1,278,239
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,285	1,287,845
Series 2023 B, RB(b)	5.00%	03/01/2030	1,820	1,943,084
Series 2024 A, RB(b)	5.00%	09/01/2031	1,720	1,860,444
Series 2024 C, RB(b)	5.00%	12/01/2031	1,450	1,554,713
				13,539,494
Hawaii–0.45%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	2,480	2,747,702
Idaho–0.86%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	334,040
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	451,906
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	2,005	2,035,393
Series 2024, RB	5.00%	08/15/2048	1,750	1,932,969
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	531,892
				5,286,200
Illinois–5.63%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,075,320
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	435,002
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	349,991
Series 2014, RB(b)(g)	5.00%	12/23/2024	880	880,878
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,476,783
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,151,820
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	$1,495	$1,520,392
Series 2024 A, RB(j)	5.50%	01/01/2053	2,145	2,348,865
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2032	1,245	1,302,463
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	764,403
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	811,128
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,250	1,248,873
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2036	1,000	1,016,977
Illinois (State of);
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	1,150	1,152,168
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	370	370,698
Series 2014, GO Bonds(b)(g)	5.25%	01/14/2025	1,300	1,302,747
Series 2016, GO Bonds	5.00%	11/01/2036	930	951,900
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	282,500
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,372,408
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,324,633
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,865,259
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(j)	8.00%	06/01/2032	370	370,503
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,477)(d)	5.00%	11/01/2040	60	38,207
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,046,128)(d)	5.00%	11/01/2049	1,245	756,344
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,187,827
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,401	765,406
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	975,463
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	157,769
Series 2017, Ref. RB	5.25%	02/15/2037	200	203,518
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,235	1,241,442
				34,701,687
Indiana–1.35%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,535	2,912,193
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,457,599
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	171,879
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(j)	5.75%	08/01/2042	245	245,219
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,700	1,876,975
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(j)	4.40%	06/10/2031	630	647,981
				8,311,846
Iowa–1.35%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	502,988
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,287,272
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(g)	5.00%	12/01/2032	2,795	3,231,566
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	305	288,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	160	160,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,835	1,880,697
				8,350,523
Kentucky–2.26%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(j)	4.70%	01/01/2052	685	685,383
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(p)	4.58%	02/01/2025	720	720,164
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	540	540,108
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$1,130	$1,135,232
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,008,110
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,367,850
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,316,741
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,720	1,869,438
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	4,865	5,266,745
				13,909,771
Louisiana–1.10%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	770	725,111
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(j)	5.50%	09/01/2054	850	924,106
Series 2024, RB(j)	5.50%	09/01/2059	1,705	1,846,613
New Orleans (City of), LA Aviation Board; Series 2015 A, RB(b)(g)	5.00%	01/01/2025	2,735	2,738,439
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	505	521,092
				6,755,361
Maryland–0.85%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	407,541
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	992,831
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,061,625
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	381,221
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(j)	5.25%	06/30/2052	1,565	1,641,872
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	758,825
				5,243,915
Massachusetts–1.71%
Massachusetts (Commonwealth of); Series 2024, RB(i)	5.00%	06/01/2053	4,670	5,081,426
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,345	1,437,730
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,586,063
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2036	235	249,311
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(j)	5.00%	07/01/2040	1,000	1,048,511
Series 2021 E, RB(j)	5.00%	07/01/2046	1,075	1,129,284
				10,532,325
Michigan–4.22%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	242,990
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	697,863
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	679,790
Lansing (City of), MI; Series 2024, RB(i)	5.25%	07/01/2054	3,720	4,143,371
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,815,321
Series 2024, RB(i)	5.50%	11/15/2049	3,170	3,626,167
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	172,940
Series 2020, Ref. RB	5.00%	06/01/2045	495	489,371
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(g)(i)(l)	5.00%	12/01/2046	3,980	4,072,190
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,985	2,076,762
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(j)	4.00%	10/01/2026	3,170	3,175,412
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(j)	5.00%	12/31/2032	$1,500	$1,563,443
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB(j)	5.00%	12/01/2047	1,250	1,270,028
				26,025,648
Minnesota–1.07%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	288,663
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	461,928
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	629,184
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(j)	5.25%	01/01/2049	1,705	1,844,994
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,720	1,889,158
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	595	639,952
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	518,789
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	313,277
				6,585,945
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	743,860
Missouri–2.20%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,294,602
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(j)	5.00%	03/01/2046	4,815	4,946,964
Series 2019 B, RB (INS - AGM)(f)(j)	5.00%	03/01/2049	1,020	1,045,997
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	466,305
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	335	341,560
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,745	1,783,455
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,915,089
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	780	790,232
				13,584,204
Nebraska–1.65%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	4,297,755
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	860	907,973
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,500,295
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,123,260
Omaha (City of), NE Public Power District; Series 2022, RB(i)(l)	5.25%	02/01/2052	2,125	2,331,400
				10,160,683
Nevada–0.99%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(i)	5.00%	07/01/2053	5,405	5,872,590
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	255	250,025
				6,122,615
New Hampshire–0.89%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	302	306,426
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,651	1,668,003
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,125	1,279,519
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	$1,090	$1,125,738
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,087,211
				5,466,897
New Jersey–2.84%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(j)	5.25%	09/15/2029	395	395,431
Series 2012, RB(j)	5.75%	09/15/2027	400	400,582
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2035	700	717,930
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(j)	5.13%	01/01/2034	1,250	1,251,281
Series 2013, RB(j)	5.38%	01/01/2043	2,620	2,622,126
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,863,956
New Jersey (State of) Transportation Trust Fund Authority;
Series 2022, RB(b)(g)	5.25%	12/15/2032	745	875,179
Series 2022, RB	5.25%	06/15/2046	710	782,708
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	3,051,448
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,761,666
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,755	1,763,832
				17,486,139
New York–20.17%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(j)(q)	5.25%	12/31/2033	400	403,633
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,561,344
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	553,936
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	1,185	1,190,476
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,436,219
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(j)	4.00%	07/15/2060	2,390	2,230,990
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,751,739
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,515	2,709,868
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,371,824
Subseries 2017 B-5, VRD GO Bonds(m)	0.75%	10/01/2046	1,160	1,160,000
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2039	1,320	1,493,607
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2041	2,500	2,808,650
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,535	1,706,099
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,699,795
Series 2020 BB-1, RB	5.00%	06/15/2050	3,440	3,667,860
Series 2020, Ref. RB	5.00%	06/15/2050	1,735	1,849,924
Series 2024 AA, RB	5.25%	06/15/2053	1,705	1,916,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	875	876,201
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,562,450
Series 2024 B, RB	4.38%	05/01/2053	2,235	2,274,343
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,265	1,359,826
Series 2018 E, RB(i)	5.00%	03/15/2046	5,850	6,135,966
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	571,832
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	697,628
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,718,739
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,874,007
New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	3,740	3,741,764
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	$4,265	$4,212,742
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	1,775	1,938,508
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	5,431,433
Series 2019 B, RB (INS - AGM)(f)(i)(l)	4.00%	01/01/2050	2,670	2,647,112
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,536,961
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,329,871
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	290	266,296
Series 2010 A, RB(e)	6.25%	06/01/2041	1,300	1,300,134
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,291,792
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	5,880	5,883,239
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,410	3,424,582
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(j)	5.00%	08/01/2026	740	741,240
Series 2016, Ref. RB(j)	5.00%	08/01/2031	1,360	1,361,711
Series 2020, Ref. RB(j)	5.25%	08/01/2031	475	498,190
Series 2020, Ref. RB(j)	5.38%	08/01/2036	965	1,018,010
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(j)	5.00%	01/01/2033	2,145	2,213,469
Series 2018, RB(j)	5.00%	01/01/2034	2,375	2,447,591
Series 2018, RB(j)	5.00%	01/01/2036	1,910	1,962,833
Series 2020, RB(j)	5.00%	10/01/2035	250	262,573
Series 2020, RB(j)	5.00%	10/01/2040	2,045	2,127,390
Series 2020, RB(j)	4.38%	10/01/2045	1,195	1,164,841
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(j)	5.38%	06/30/2060	2,205	2,307,345
Series 2024, RB (INS - AGM)(f)(j)	5.25%	06/30/2060	1,790	1,902,945
Series 2024, RB(j)	5.50%	06/30/2060	1,635	1,747,840
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(j)	5.00%	07/01/2046	3,310	3,310,058
Series 2016 A, RB(j)	5.25%	01/01/2050	1,810	1,810,135
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(j)	5.00%	12/01/2036	1,005	1,078,637
Series 2022, RB(j)	5.00%	12/01/2038	610	650,172
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(j)	5.50%	12/31/2054	1,705	1,849,102
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,799,392
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	809,310
Series 2021 A, RB	5.00%	11/15/2056	1,145	1,214,887
Series 2022, RB(i)	5.00%	05/15/2051	3,135	3,357,503
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,152,956
				124,375,520
North Carolina–0.53%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(f)(j)	5.00%	07/01/2038	840	903,128
Series 2023, RB (INS - AGM)(f)(j)	5.25%	07/01/2039	350	387,400
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	990	1,031,679
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(h)	0.00%	01/01/2052	3,500	966,592
				3,288,799
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.34%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	$1,200	$1,204,327
Series 2017 C, RB	5.00%	06/01/2053	925	925,345
				2,129,672
Ohio–5.01%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,732,036
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,190	3,814,348
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,900	8,161,807
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,150	1,150,994
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(j)	5.38%	09/15/2027	815	815,469
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	570	576,828
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,214,110
Series 2017, Ref. RB	5.50%	02/15/2052	865	884,928
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,595,474
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,950,943
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,526,471
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,133,950)(c)(d)(e)	6.00%	04/01/2038	1,157	80,977
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,935,039
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,497,101
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	850	946,491
				30,883,016
Oklahoma–1.17%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,860	3,978,364
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,205	1,342,982
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	905	910,052
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(j)	5.50%	06/01/2035	345	345,626
Series 2001 C, Ref. RB(j)	5.50%	12/01/2035	650	651,160
				7,228,184
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	833	880,045
Oregon–1.21%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	512,261
Oregon (State of); Series 2019, GO Bonds(i)(l)	5.00%	08/01/2044	3,410	3,644,198
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(j)	5.50%	07/01/2053	1,455	1,595,736
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(j)	5.00%	07/01/2052	1,635	1,715,016
				7,467,211
Pennsylvania–4.22%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(j)	5.50%	01/01/2048	1,395	1,533,515
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	828,761
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	700	427,313
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	766,732
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	549,555
Series 2021, RB	5.00%	11/01/2051	695	720,077
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(j)	5.25%	06/30/2053	2,055	2,142,810
Series 2022, RB (INS - AGM)(f)(j)	5.00%	12/31/2057	1,025	1,065,678
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	$685	$693,559
Series 2023 A-2, RB	4.00%	05/15/2048	555	552,143
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,033,186
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,078,293
Series 2019 A, RB	5.00%	12/01/2049	225	238,709
Series 2020 B, RB	5.00%	12/01/2050	610	651,867
Series 2021 A, RB	4.00%	12/01/2050	1,275	1,244,200
Series 2024 C, RB	5.25%	12/01/2054	1,500	1,671,596
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(j)	5.00%	07/01/2042	3,200	3,260,539
Series 2017 B, Ref. RB(j)	5.00%	07/01/2047	1,380	1,400,840
Series 2021, Ref. RB (INS - AGM)(f)(j)	4.00%	07/01/2039	1,000	999,988
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	2,555	2,899,193
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,868,504
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	405	406,226
				26,033,284
Puerto Rico–5.38%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,570	2,583,654
Series 2002, RB	5.63%	05/15/2043	1,520	1,538,233
Series 2005 A, RB(h)	0.00%	05/15/2050	6,050	1,187,585
Series 2005 B, RB(h)	0.00%	05/15/2055	2,600	297,310
Series 2008 A, RB(h)	0.00%	05/15/2057	19,290	1,291,803
Series 2008 B, RB(h)	0.00%	05/15/2057	38,355	2,359,151
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,250,718
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,266,893
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	982,306
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	592,566
Subseries 2022, RN(h)	0.00%	11/01/2043	708	438,340
Subseries 2022, RN(h)	0.00%	11/01/2051	1,343	857,787
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,825	1,823,904
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	750	749,396
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	660	658,906
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	455	413,486
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,525	1,283,452
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,495	1,781,982
Series 2018 A-1, RB(h)	0.00%	07/01/2046	8,440	2,859,346
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,005	2,733,419
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,906,802
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	2,189,840
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,250,011
Series 2019 A-2, RB	4.78%	07/01/2058	860	861,765
				33,158,655
Rhode Island–0.54%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,111,850
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,214,505
				3,326,355
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.65%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	$2,020	$2,207,983
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	820	815,398
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	515	579,700
Series 2024, RB	5.50%	11/01/2054	860	962,494
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 B, Ref. RB	5.00%	12/01/2036	3,500	3,976,463
Series 2024 B, Ref. RB (INS - AGM)(f)	5.00%	12/01/2040	1,450	1,625,081
				10,167,119
South Dakota–1.08%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,121,899
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,240	2,241,804
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,141,065
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,174,415
				6,679,183
Tennessee–3.12%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,275	1,320,521
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,070	1,163,697
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,918,259
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	2,140,693
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(i)	6.00%	12/01/2054	2,985	3,442,174
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	3,225,336
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(j)	5.00%	07/01/2043	1,245	1,271,935
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(j)	5.00%	07/01/2054	965	993,346
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,044,560
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,555	2,748,190
				19,268,711
Texas–13.82%
Austin (City of), TX; Series 2022, RB(j)	5.25%	11/15/2047	1,200	1,293,390
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,165,615
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	1,026,870
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,229,018
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,736,028
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,030	1,041,073
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,747,058
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	4,334,941
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	3,064,362
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,360	1,377,803
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,455	1,462,007
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,315	1,307,962
Houston (City of), TX;
Series 2021 A, RB(j)	4.00%	07/01/2036	1,250	1,253,269
Series 2023 A, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2048	1,765	1,897,757
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(j)	4.00%	07/01/2041	600	573,306
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(j)	5.00%	07/15/2028	505	521,197
Series 2024 B, RB(j)	5.50%	07/15/2039	425	459,113
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,441,946
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	$1,890	$1,861,566
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,258,134
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,324,689
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(j)	4.63%	10/01/2031	3,150	3,159,959
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB(c)	4.75%	07/01/2042	1,115	468,300
Series 2017 B, RB(c)	5.00%	07/01/2052	595	249,900
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	60,969
Series 2021, RB	2.00%	11/15/2061	1,936	715,534
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	807,202
Series 2016, Ref. RB	5.00%	07/01/2046	665	612,229
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	535	535,089
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,506,182
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,030	884,466
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	507,453
Series 2017, Ref. RB	5.00%	01/01/2047	630	630,220
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,004,584
Series 2018, Ref. RB	5.00%	10/01/2031	600	601,617
Series 2020, RB	5.25%	10/01/2055	2,295	2,142,513
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,120	3,156,043
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,675	1,820,417
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,120	3,466,816
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	831,268
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,338,348
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,070	3,081,858
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,340,385
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(c)(d)	5.75%	02/15/2025	440	242,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(c)(d)	6.38%	02/15/2048	1,985	1,091,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	83,680
Series 2020, Ref. RB	6.75%	11/15/2051	85	81,727
Series 2020, Ref. RB	6.88%	11/15/2055	85	82,098
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2042	2,290	1,005,236
Texas (State of) Water Development Board;
Series 2022, RB(i)	5.00%	10/15/2047	3,405	3,714,703
Series 2023 A, RB	4.88%	10/15/2048	2,535	2,731,220
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,455	1,448,720
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,880	1,928,373
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(j)	5.50%	06/30/2041	1,600	1,726,397
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,003
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,520	2,494,806
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,420	3,301,865
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,625	3,988,653
				85,229,687
Utah–1.76%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	428,151
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	431,114
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2021 A, RB(j)	5.00%	07/01/2046	$855	$894,662
Series 2023 A, RB(j)	5.50%	07/01/2053	2,960	3,255,281
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,988,816
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	1,068,092
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,585	1,635,657
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,174,045
				10,875,818
Virginia–2.84%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	2,153,132
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2053	1,385	1,506,522
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	340,138
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	155	154,429
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	1,000	1,037,951
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,250,992
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(j)	5.00%	01/01/2037	2,895	3,083,226
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(j)	5.00%	12/31/2047	580	609,740
Series 2022, Ref. RB(j)	5.00%	12/31/2057	1,670	1,740,935
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(j)	5.00%	12/31/2049	1,190	1,202,843
Series 2017, RB(j)	5.00%	12/31/2056	4,405	4,439,755
				17,519,663
Washington–2.43%
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,535	2,743,929
Tacoma (City of), WA; Series 2023, RB(i)	4.00%	12/01/2047	2,830	2,839,709
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,910	2,120,785
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,653,683
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,756,651
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	440	418,246
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	365	337,730
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,203	1,129,874
				15,000,607
West Virginia–0.45%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	840	904,263
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,842,741
				2,747,004
Wisconsin–4.57%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(h)	0.00%	12/15/2050	6,645	2,105,830
Series 2020, RB(b)(g)(h)	0.00%	12/15/2030	5,825	1,451,961
Series 2020, RB (INS - AGM)(f)(h)	0.00%	12/15/2060	24,210	4,768,426
Series 2022, RB(e)	5.25%	12/15/2061	1,735	1,768,191
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,729,923
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,277,270
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	$2,555	$2,528,882
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	855	749,804
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,529,416
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,270	1,313,005
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	640	574,400
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	425	412,501
Series 2022 A, RB(e)	6.13%	02/01/2050	460	446,471
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	630	632,245
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	665	299,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,770,874
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,764,808
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	1,150	1,153,029
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	901,481
				28,177,767
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	1,085	1,084,895
Total Municipal Obligations (Cost $877,432,966)				895,560,778
			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $794,141)(r)			15,589	803,145
TOTAL INVESTMENTS IN SECURITIES(s)–145.37% (Cost $878,227,107)				896,363,923
FLOATING RATE NOTE OBLIGATIONS–(9.12)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 05/01/2039 to 11/15/2055(t)				(56,245,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.66)%				(232,243,896)
OTHER ASSETS LESS LIABILITIES–1.41%				8,742,528
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$616,617,555
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $4,334,356, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $4,410,704, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $44,069,837, which represented 7.15% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Security subject to the alternative minimum tax.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,843,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$795,984	$-	$-	$7,161	$-	$803,145	$24,105

(s)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.01%

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $83,809,665 are held by TOB Trusts and serve as collateral for the $56,245,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$895,032,138	$528,640	$895,560,778
Exchange-Traded Funds	803,145	—	—	803,145
Total Investments in Securities	803,145	895,032,138	528,640	896,363,923
Other Investments - Assets
Investments Matured	—	88	—	88
Total Investments	$803,145	$895,032,226	$528,640	$896,364,011
Invesco Trust for Investment Grade Municipals